CASH AND BANK BALANCES - Additional Information (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
CASH AND BANK BALANCES
Restricted Cash and Cash Equivalents	¥ 0	¥ 0
Cash collateral for bank borrowings	0	0
Cash collateral for derivative financial liability	¥ 0	¥ 0